UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	6/30/2011

Item 1 – Reports to Stockholders

PRUDENTIAL’S FINANCIAL SECURITY PROGRAM	SEMIANNUAL REPORT	JUNE 30, 2011

Prudential’s Gibraltar Fund, Inc.

0158089-00003-00

This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus and current performance results. Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

This report must be preceded or accompanied by the current prospectus for the Gibraltar Fund. The prospectus contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Planholders should call 888-778-2888 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Planholders may obtain copies of Form N-Q filings by calling 888-778-2888.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 800-778-2255.

Prudential’s Gibraltar Fund, Inc. Table of Contents	Semiannual Report	June 30, 2011

■	LETTER TO PLANHOLDERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

Prudential’s Gibraltar Fund, Inc. Letter to Planholders	Semiannual Report	June 30, 2011

■	DEAR PLANHOLDER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential’s Gibraltar Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier

President,

Prudential’s Gibraltar Fund, Inc.	July 29, 2011

PRESIDENT

STEPHEN PELLETIER

Prudential’s Gibraltar Fund, Inc. Presentation of Portfolio Holdings — unaudited	June 30, 2011

Prudential’s Gibraltar Fund, Inc.
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	5.0%
NIKE, Inc. (Class B Stock)	4.8%
Amazon.com, Inc.	4.8%
Walt Disney Co. (The)	3.7%
Schlumberger Ltd.	3.5%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Prudential’s Gibraltar Fund, Inc. Fees and Expenses — unaudited	June 30, 2011

As a Planholder investing in the Fund through a variable contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your contract. If contract charges were included, the costs shown below would be higher. Please consult your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.		Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Prudential’s Gibraltar Fund, Inc.	Actual	$1,000.00	$1,059.80	0.61%	$3.12
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

*  Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2011, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS	Shares	Value (Note 1)

Aerospace & Defense — 7.4%
Boeing Co. (The)	22,748	$1,681,759
Precision Castparts Corp.	24,849	4,091,388
United Technologies Corp.	53,870	4,768,034

		10,541,181

Air Freight & Logistics — 2.9%
Expeditors International of Washington, Inc.	60,676	3,106,004
United Parcel Service, Inc. (Class B Stock)	14,389	1,049,390

		4,155,394

Automobiles — 2.7%
Harley-Davidson, Inc.	92,408	3,785,956

Beverages — 1.0%
Anheuser-Busch InBev NV (Belgium), ADR	24,448	1,418,229

Capital Markets — 3.7%
Charles Schwab Corp. (The)	98,997	1,628,501
Goldman Sachs Group, Inc. (The)	27,447	3,652,921

		5,281,422

Chemicals — 4.3%
E.I. du Pont de Nemours & Co.	54,846	2,964,426
Monsanto Co.	42,573	3,088,246

		6,052,672

Communications Equipment — 1.7%
Juniper Networks, Inc.(a)	75,693	2,384,330

Computers & Peripherals — 8.0%
Apple, Inc.(a)	20,936	7,027,587
EMC Corp.(a)	156,391	4,308,572

		11,336,159

Construction & Engineering — 0.6%
Quanta Services, Inc.(a)	39,302	793,900

Consumer Finance — 1.2%
American Express Co.	32,620	1,686,454

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	57,699	2,362,197

Energy Equipment & Services — 3.5%
Schlumberger Ltd.	56,761	4,904,150

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	43,070	3,499,007
Whole Foods Market, Inc.	30,922	1,962,001

		5,461,008

Food Products — 2.3%
Mead Johnson Nutrition Co.	49,148	3,319,947

Healthcare Providers & Services — 1.9%
Express Scripts, Inc.(a)	49,533	2,673,791

Hotels, Restaurants & Leisure — 1.8%
Starbucks Corp.	65,634	2,591,887

Internet & Catalog Retail — 4.8%
Amazon.com, Inc.(a)	32,972	6,742,444
HomeAway, Inc.(a)	600	23,220

		6,765,664

COMMON STOCKS (continued)	Shares	Value (Note 1)

Internet Software & Services — 3.6%
Google, Inc. (Class A Stock)(a)	9,622	$4,872,388
Youku.com, Inc. (China), ADR(a)	5,936	203,902

		5,076,290

IT Services — 6.5%
International Business Machines Corp.	25,584	4,388,935
Mastercard, Inc. (Class A Stock)	10,821	3,260,800
Visa, Inc. (Class A Stock)	18,734	1,578,527

		9,228,262

Life Sciences, Tools & Services — 2.5%
Agilent Technologies, Inc.(a)	69,860	3,570,545

Machinery — 1.3%
Deere & Co.	8,924	735,784
Ingersoll-Rand PLC	25,608	1,162,859

		1,898,643

Media — 3.7%
Walt Disney Co. (The)	135,223	5,279,106

Oil, Gas & Consumable Fuels — 5.0%
Occidental Petroleum Corp.	35,953	3,740,550
Southwestern Energy Co.(a)	79,734	3,418,994

		7,159,544

Pharmaceuticals — 3.4%
Novo Nordisk A/S (Denmark), ADR	17,574	2,201,671
Shire PLC (Ireland), ADR	28,470	2,682,158

		4,883,829

Road & Rail — 1.8%
Union Pacific Corp.	24,362	2,543,393

Semiconductors & Semiconductor Equipment — 1.3%
Altera Corp.	40,837	1,892,795

Software — 3.4%
Oracle Corp.	126,826	4,173,844
Red Hat, Inc.(a)	13,955	640,534

		4,814,378

Textiles, Apparel & Luxury Goods — 8.3%
NIKE, Inc. (Class B Stock)	75,780	6,818,684
Phillips-Van Heusen Corp.	23,765	1,555,895
Polo Ralph Lauren Corp.	25,129	3,332,357

		11,706,936

Wireless Telecommunication Services — 2.4%
American Tower Corp. (Class A Stock)(a)	65,876	3,447,291

TOTAL LONG-TERM INVESTMENTS (cost $94,144,270)		137,015,353

SHORT-TERM INVESTMENT — 3.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,245,200; Note 3)(b)	5,245,200	5,245,200

TOTAL INVESTMENTS — 100.2% (cost $99,389,470; Note 5)		142,260,553
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(328,901)

NET ASSETS — 100.0%		$141,931,652

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

SCHEDULE OF INVESTMENTS	June 30, 2011 (Unaudited)

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
PLC	Public Limited Co.

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$137,015,353	$—	$—
Affiliated Money Market Mutual Fund	5,245,200	—	—

Total	$142,260,553	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 were as follows:

Textiles, Apparel & Luxury Goods	8.3%
Computers & Peripherals	8.0
Aerospace & Defense	7.4
IT Services	6.5
Oil, Gas & Consumable Fuels	5.0
Internet & Catalog Retail	4.8
Chemicals	4.3
Food & Staples Retailing	3.8
Affiliated Money Market Mutual Fund	3.7
Capital Markets	3.7
Media	3.7
Internet Software & Services	3.6
Energy Equipment & Services	3.5
Pharmaceuticals	3.4
Software	3.4
Air Freight & Logistics	2.9
Automobiles	2.7
Life Sciences, Tools & Services	2.5
Wireless Telecommunication Services	2.4
Food Products	2.3
Healthcare Providers & Services	1.9
Hotels, Restaurants & Leisure	1.8
Road & Rail	1.8
Communications Equipment	1.7
Diversified Financial Services	1.7
Machinery	1.3
Semiconductors & Semiconductor Equipment	1.3
Consumer Finance	1.2
Beverages	1.0
Construction & Engineering	0.6

100.2
Liabilities in excess of other assets	(0.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2011

ASSETS
Unaffiliated investments (cost $94,144,270)	$137,015,353
Affiliated investments (cost $5,245,200)	5,245,200
Receivable for investments sold	316,280
Dividends receivable	97,132
Foreign tax reclaim receivable	8,815
Prepaid expenses	158

Total Assets	142,682,938

LIABILITIES
Payable for investments purchased	656,845
Management fee payable	63,306
Accrued expenses and other liabilities	31,135

Total Liabilities	751,286

NET ASSETS	$141,931,652

Net assets were comprised of:
Common stock, at $0.01 par value	$133,337
Paid-in capital, in excess of par	134,556,523

134,689,860
Undistributed net investment income	262,148
Accumulated net realized loss on investment transactions	(35,891,439)
Net unrealized appreciation on investments	42,871,083

Net assets, June 30, 2011	$141,931,652

Net asset value and redemption price per share, 13,333,685 outstanding shares of common stock (authorized 75,000,000 shares)	$10.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2011

INVESTMENT INCOME
Dividends (net of $1,063 foreign withholding tax)	$660,869
Affiliated dividend income	9,384

670,253

EXPENSES
Management fee	399,665
Custodian’s fees	23,000
Audit fee	9,000
Directors’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	1,000
Miscellaneous	6,031

Total expenses	446,696

NET INVESTMENT INCOME	223,557

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	4,442,462
Net change in unrealized appreciation (depreciation) on investments	3,744,059

NET GAIN ON INVESTMENTS	8,186,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,410,078

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$223,557	$657,640
Net realized gain on investment transactions	4,442,462	13,448,483
Net change in unrealized appreciation (depreciation) on investments	3,744,059	(5,666,807)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,410,078	8,439,316

DIVIDENDS:
Dividends from net investment income	—	(657,000)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [0 and 2,679 shares, respectively]	—	25,911
Capital stock issued in reinvestment of dividends [0 and 73,677 shares, respectively]	—	657,000
Capital stock repurchased [1,146,883 and 2,230,769 shares, respectively]	(11,800,789)	(20,735,630)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(11,800,789)	(20,052,719)

TOTAL DECREASE IN NET ASSETS	(3,390,711)	(12,270,403)
NET ASSETS:
Beginning of period	145,322,363	157,592,766

End of period(a)	$141,931,652	$145,322,363

(a) Includes undistributed net investment income of:	$262,148	$38,591

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

PRUDENTIAL’S GIBRALTAR FUND, INC.

(Unaudited)

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. The investment objective of the Fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1:	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate the net asset values.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Dividends and Distributions:    The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes:    It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

B1

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2:	Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of Jennison, compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

PI, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.(“Prudential”).

Note 3:	Other Transactions with Affiliates

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4:	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2011, were $19,299,457 and $29,873,963, respectively.

Note 5:	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$101,027,645	$41,373,908	$(141,000)	$41,232,908

The difference between book basis and tax basis is attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2010 of approximately $38,672,000 of which $12,936,000 expires in 2011, $20,999,000 expires in 2016 and $4,737,000 expires in 2017. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

B2

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6:	Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the line of credit during the period ended June 30, 2011.

Note 7:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

B3

Financial Highlights

(Unaudited)

	Prudential’s Gibraltar Fund, Inc.
	Six Months Ended June 30, 2011		Year Ended December 31,
			2010	2009	2008	2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.04		$9.47	$6.79	$10.56	$9.53	$9.10

Income (Loss) From Investment Operations:
Net investment income	.02		.04	.04	.06	.09	.05
Net realized and unrealized gain (loss) on investments	.58		.57	2.68	(3.76)	1.02	.43

Total from investment operations	.60		.61	2.72	(3.70)	1.11	.48

Less Dividends:
Dividends from net investment income	—		(.04)	(.04)	(.07)	(.08)	(.05)

Net Asset Value, end of period	$10.64		$10.04	$9.47	$6.79	$10.56	$9.53

Total Return(a):	5.98%		6.54%	40.15%	(35.21)%	11.72%	5.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$141.9		$145.3	$157.6	$130.0	$223.5	$222.3
Ratios to average net assets(b):
Expenses	.61	%(c)	.62%	.61%	.60%	.59%	.60%
Net investment income	.31	%(c)	.45%	.54%	.65%	.83%	.53%
Portfolio turnover rate	14	%(d)	61%	56%	67%	57%	62%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying fund in which the Fund invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Prudential’s Gibraltar Fund, Inc.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential’s Gibraltar Fund, Inc. (the “Fund”) consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Governance Committee and the Compliance Committee. The Board has also established a new standing committee, the Investment Review and Risk Committee. Each committee is chaired by an Independent Director.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 15-17, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that renewal of the agreements was in the best interest of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group. The mutual funds included in the Peer Universe or Peer Group was objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ended December 31, 2010 with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 15-17, 2011.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

1

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, recordkeeping, compliance, and other services to the Fund. The Board also considered that PI pays the salaries of all of the officers and management directors of the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper VIP Large-Cap Core Funds Performance Universe) was in the first quartile for the three-year period, the second quartile for the five-year period, the third quartile for the ten-year period, and the fourth quartile for the one-year period. The Board also considered that the Fund outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period. The Board concluded that, in light of the Fund’s competitive performance over longer time periods, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s first quartile. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available

2

and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale or how great they may be. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time. In response to a request from the Board, management agreed to further study economies of scale and breakpoints and provide a report at a future Board meeting.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions that may be received by affiliates of PI, fees received by affiliates of PI for serving as the Fund’s securities lending agent, compensation received by insurance company affiliates of PI from Jennison, as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

3

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on February 25, 2011, shareholders of Prudential’s Gibraltar Fund, Inc. approved a proposal to elect Directors.

The individuals listed in the table below were elected as Directors of the Fund. All Directors, with the exception of Ms. Austin, served as Directors of the Fund prior to the shareholder meeting.

Director	Affirmative	Withhold
Susan Davenport Austin	14,500,121.799	448,504.501
Timothy S. Cronin	14,558,498.053	390,128.247
Saul K. Fenster	14,493,419.223	455,207.077
Delayne Dedrick Gold	14,524,654.483	423,971.817
Robert F. Gunia	14,558,544.184	390,082.116
W. Scott McDonald, Jr.	14,522,792.198	425,834.102
Thomas T. Mooney	14,532,425.361	416,200.939
Thomas M. O’Brien	14,523,258.714	425,367.586
Stephen Pelletier	14,556,398.907	392,227.393
F. Don Schwartz	14,486,875.133	461,751.167

Variable contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional. Contract guarantees are based on the claims-paying ability of the issuing company.

Prudential’s Financial Security Program is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777. Prudential’s Gibraltar Fund, Inc. is distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, member SIPC. Both are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

The Audited Financial Statements of The Prudential Insurance Company of America are available upon request. You may call 888-778-2888 to obtain a free copy of the Audited Financial Statements.

For service-related questions, please contact the Annuity Service Center at 888-778-2888.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To learn more about Prudential Financial, go to www.prudential.com, or scan the code below.

0158089-00003-00    FSP-SAR

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential’s Gibraltar Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen Pelletier
Stephen Pelletier
President and Principal Executive Officer

Date:	August 16, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 16, 2011